Other Balance Sheet Accounts - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 40,384	$ 33,923
Deferred commission	8,806	3,226
Accrued interest income on short-term investments	621	1,411
Other receivables	3,746	6,149
Other current assets	4,520	3,613
Total prepaid expenses and other current assets	$ 58,077	$ 48,322